Plant and equipment	3 Months Ended
Mar. 31, 2021
Plant and equipment
Plant and equipment

6.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2019	438,358	209,170	299,386	396,303	1,590,456	6,064,826	8,998,499
Additions	32,937	208,294	1,090,673	64,495	465,312	1,738,462	3,600,173
Disposals/write off	—	—	(10,907)	(28,366)	—	(299,606)	(338,879)
Lease termination and derecognition[1,2]	—	—	—	—	(425,932)	—	(425,932)
Foreign exchange translation difference	6,528	3,734	5,445	2,944	30,262	110,287	159,200
December 31, 2020	477,823	421,198	1,384,597	435,376	1,660,098	7,613,969	11,993,061
Additions	44,044	180,151	551,623	7,879	1,086,446	241,972	2,112,115
Foreign exchange translation difference	1,139	57	—	691	3,607	—	5,494
March 31, 2021	523,006	601,406	1,936,220	443,946	2,750,151	7,855,941	14,110,670
Amortization:
December 31, 2019	238,223	100,324	256,588	182,599	512,902	—	1,290,636
Additions	67,030	96,191	41,005	112,591	414,102	903,756	1,634,675
Disposals	—	—	(7,588)	(23,119)	—	(9,847)	(40,554)
Lease termination and derecognition[1,2]	—	—	—	—	(204,590)	—	(204,590)
Foreign exchange translation difference	4,068	1,816	4,667	1,685	10,350	—	22,586
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Additions	17,816	41,793	13,212	33,768	167,005	637,312	910,906
Foreign exchange translation difference	1,413	54	—	651	840	—	2,958
March 31, 2021	328,550	240,178	307,884	308,175	900,609	1,531,221	3,616,617
Net book value:
December 31, 2020	168,502	222,867	1,089,925	161,620	927,334	6,720,060	9,290,308
March 31, 2021	194,456	361,228	1,628,336	135,771	1,849,542	6,324,720	10,494,053

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with a cost of $298,708 and accumulated amortization of $120,131 (see Note 7 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with a cost of $127,224 and accumulated amortization of $84,459 (see Note 10 for further information on the termination of the lease)

On September 18, 2017, the Company entered into a Manufacturing Agreement with Zongshen. Under the Manufacturing Agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.4 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥29 million ($4.3 million), which shall be payable as to 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds and 10% upon delivery to the Company of the first production vehicle.

As at March 31, 2021, the Company has commenced commercial production and delivered the  first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with an actual cost of CNY ¥10.1 million ($1.7 million) and 93% of the mass production tooling and molds with an actual cost of CNY ¥42 million ($6.5 million). The unpaid amount of mass production tooling and molds is included in accrued liabilities as at March 31, 2021.